INVESTMENT CONSULTANT AGREEMENT

This Investment Consultant Agreement (the “Agreement”) is made and entered into effective as of December 29, 2023 (the “Effective Date”), by and between Bow River Advisers, LLC, a Delaware limited liability company (the “Advisor”), and Aksia CA LLC, a Delaware limited liability company (“Aksia” or the “Investment Consultant”).

WHEREAS, the Advisor has been appointed as the investment advisor to the Bow River Capital Evergreen Fund (the “Fund”), a Delaware statutory trust, pursuant to the terms of the Investment Advisory Agreement, dated December 29, 2023, between the Advisor and the Fund (the “Advisory Agreement”),

WHEREAS, the Fund is an investment company registered under the Investment Company Act of 1940, as amended (“Investment Company Act”);

WHEREAS, the Fund was formed to invest and reinvest its assets in accordance with the investment objectives and strategies as set forth from time to time in the Prospectus and Statement of Additional Information, of the Fund, as may be amended from time to time (the “Registration Statement”);

WHEREAS, each of the Advisor and Investment Consultant is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), and engages in the business of providing advisory services;

WHEREAS, the Board of Trustees (each Board member individually a “Trustee” and together the “Trustees”) of the Fund and the Advisor desire to retain the Investment Consultant to assist the Advisor in rendering certain services to the Fund and the Investment Consultant desires to render such services.

NOW, THEREFORE, in consideration of the mutual covenants herein contained, the parties hereto agree as follows:

1.    Engagement and Obligations of Investment Consultant. The Advisor hereby appoints and retains the Investment Consultant to act as an investment consultant to the Fund and to provide the following services for the period, subject to the supervision and oversight of the Advisor and the Trustees of the Fund, and on the terms and conditions set forth in this Agreement.

(a)    Services. The Investment Consultant agrees to perform the services described in Schedule 1 (the “Services”). Both parties acknowledge that Investment Consultant will not have power to effect transactions for the Advisor. Investment Consultant will not have investment discretion or have custody or control with respect to the Advisor or Fund. Advisor acknowledges that Investment Consultant’s Services, including but not limited to its investment advice and recommendations, are non-discretionary. The Advisor further acknowledges that the Investment Consultant may delegate certain of its responsibilities to its affiliates.

The Investment Consultant shall perform the Services (i) in compliance with Board policies, (ii) in accordance with Schedule 1 hereof, (iii) in a manner consistent with the Fund’s objectives, policies, and limitations as set forth in its Registration Statement, as the same may be amended from time to time, so long as the Investment Consultant receives prior written notice of any proposed amendments at least sixty (60) days before such amendments become effective; (iv) subject to the Fund’s declaration of trust, by-laws and/or other governing instruments and (v) in accordance with the Investment Company Act and the Advisers Act and the rules under each, and all other federal and state laws or regulations applicable to the Fund. All Services to be furnished by the Investment Consultant under this Agreement may be furnished through the medium of any directors, officers or employees of the Investment Consultant or through such other parties as the Investment Consultant may determine from time to time (if any).

(b)    Expenses and Personnel. The Investment Consultant agrees, at its own expense or at the expense of one or more of its affiliates, to render the Services and to provide the office space, furnishings, equipment and personnel as may be reasonably required to perform the Services on the terms and for the compensation provided herein. Advisor shall reimburse the Investment Consultant for all reasonable out-of-pocket expenses incurred by Investment Consultant in connection with the Services, including, without limitation, travel required to attend in-person meetings with Advisor, the trustees or their respective representatives, sales and marketing activities on behalf of the Fund or for meetings requested by the Advisor and investment activities on behalf of the Fund or as requested by Advisor.

(c)    Ownership and Control of Data, Work Product and Books and Records. The Investment Consultant has created, acquired or otherwise has rights in, and may, in connection with the performance of Services hereunder, employ, provide, modify, create, acquire or otherwise obtain rights in, various concepts, ideas, methods, methodologies, procedures, processes, know- how, and techniques (including, without limitation, function, process, system and data models); templates; software systems, user interfaces and screen designs; general purpose consulting and software tools; websites; data, documentation, due diligence reports, and proprietary information and processes (“Investment Consultant IP”).

(i)	Except as provided below, upon full and final payment to Investment Consultant, any reports, information and other deliverables that are specifically customized and exclusively prepared for the Advisor or the Fund in connection with the Services (“Deliverables”) shall become the property of Advisor. For the avoidance of doubt, Investment Consultant IP shall never be deemed to be “specifically customized for and exclusively prepared for” the Advisor or the Fund. With respect to any Investment Consultant IP that is delivered to the Advisor or the Fund, Investment Consultant hereby grants to Advisor a perpetual, worldwide, paid-up, royalty-free, non-exclusive, non- transferable license to use such Investment Consultant IP in connection with this Agreement solely for the purposes contemplated by and subject to the terms of this Agreement.

(ii)	To the extent that Investment Consultant utilizes any of its property, including, without limitation, the Investment Consultant IP, in connection with the performance of Services, such property shall remain the sole and exclusive property of Investment Consultant and, except for the license expressly granted in the preceding paragraph, Advisor shall acquire no right or interest in such property.

(iii)	Advisor will honor Investment Consultant copyrights, patents, and trademarks relating to Services, Deliverables and Investment Consultant IP, and will not use Investment Consultant’s name, patents or trademarks without Investment Consultant’s prior written consent. For the avoidance of doubt, no advertising or marketing materials, including but not limited to the Fund’s Registration Statement, regulatory filings, and promotional information which contains the name or any reference to Investment Consultant may be distributed without the prior written consent of Investment Consultant; unless the general form and scope of such use have been previously reviewed and approved by the Investment Consultant.

(iv)	Investment Consultant acknowledges and agrees that all right, title and interest in and to any programs, systems, data, information and other materials furnished to Investment Consultant by Advisor hereunder are and shall remain Advisor’s sole and exclusive property.

(v)	Nothing contained in this Agreement will prohibit Investment Consultant from using any of its general knowledge or knowledge acquired under this Agreement to perform similar services for others.

(vi)	All books and records prepared and maintained by the Investment Consultant that are specifically customized for and exclusively prepared for the Advisor and/or the Fund under this Agreement shall be the property of the Advisor and/or the Fund and, upon request therefor, the Investment Consultant shall surrender to the appropriate party or destroy, at the Investment Consultant’s sole discretion with prior notice to the Advisor, such of the books and records so requested; provided, however, that Investment Consultant shall be permitted to retain (i) performance data related to recommended underlying investments and (ii) copies of other information as necessary to ensure compliance with applicable law, rule or regulation. Furthermore, the Investment Consultant shall not be required to destroy any computer records or files containing such information which have been created pursuant to automatic archiving and back-up procedures that cannot be reasonably deleted.

2.    Compensation of the Investment Consultant. The Advisor will pay to the Investment Consultant an investment consultant fee (the “Fee”) as described in Schedule 2. The Fee shall be calculated as of the last business day of each month based upon “Managed Assets” of the Fund, as determined in the manner described in the Fund’s Registration Statement, and shall be paid to the Investment Consultant by the Advisor on a monthly basis in accordance with Schedule 2. The Fund will not pay a direct fee to the Investment Consultant.

3.    Status of Investment Consultant. The services of the Investment Consultant to the Advisor and the Fund are not to be deemed exclusive, and the Investment Consultant shall be free to render similar services to others (including, without limitation, any registered investment management company, or series thereof). The Investment Consultant shall be deemed to be an independent contractor and shall have no authority to act for or represent the Advisor or the Fund in any way or otherwise be deemed an agent of the Advisor or the Fund. Nothing in this Agreement shall limit or restrict the right of any director, officer or employee of the Investment Consultant, who may also be a trustee, officer or employee of the Advisor or the Fund, to engage in any other business or to devote his or her time and attention in part to the management or other aspects of any other business, whether of a similar nature or a dissimilar nature.

4.    Confidentiality. Each party agrees that it shall hold in strict confidence all data and information obtained from another party hereto or the Fund whether written, graphic, oral or in another form (unless such information is or becomes readily ascertainable from public or published information or trade sources other than through a breach of this Section 4), including research and advisory reports, marketing materials, any written communication in connection with the services outlined in Schedule 1 of this Agreement, any usernames or passwords (the “User Codes, research, software, inventions, patent applications, techniques, processes, developments, algorithms, formulas, technology, customer information, service pricing and all private investment fund and fund manager information (the Confidential Information”), other than to its employees, affiliates and third-party service providers performing functions for the Fund. Each party agrees to ensure that its affiliates, directors, officers, employees and authorized representatives do not disclose such Confidential Information to others without the prior written consent of the party from whom it was obtained, unless such disclosure is required by a court with competent jurisdiction, the Securities and Exchange Commission (“SEC”), other regulatory or official body with applicable jurisdiction, the Fund’s independent registered public accounting firm, or in the opinion of its counsel, applicable law and regulations. For the avoidance of doubt, the Investment Consultant’s due diligence reports shall constitute Confidential Information and shall only be disclosed to those directors, officers, Fund Investment Committee members or employees, and attorneys (collectively, the “Representatives”) of the Advisor or the Fund who have a reasonable need to know for the purposes of this Agreement, and provided that prior to disclosure, the Representatives shall agree to keep the Investment Consultant’s Confidential Information confidential and not disclose or use the Investment Consultant’s Confidential Information for the benefit of any other person or entity. The Advisor has implemented procedures which provide for a physical and technological restriction of access to Confidential Information which is available to the Investment Consultant by request. If either party (the “Receiving Party”) becomes subject to a demand for discovery or disclosure of the other party’s (the “Disclosing Party”) Confidential Information under lawful process, the Receiving Party (a) must, to the extent permitted by law, give immediate notice to the Disclosing Party prior to furnishing the Disclosing Party’s Confidential Information (to the extent the provision of notice is not possible prior to disclosure, such notice shall be provided to the Disclosing Party as soon as practicable) so that the Disclosing Party may seek an appropriate protective order, (b) will not (unless expressly required) provide such disclosure until the Disclosing Party has had the opportunity to obtain such protective order, (c) will disclose only that portion of the Disclosing Party’s Confidential Information which falls within the scope of such lawful process and (d) must cooperate in seeking reasonable protective arrangements requested by the Disclosing Party.

Notwithstanding anything in this Agreement to the contrary, the Investment Consultant may, from time to time, and only to the extent necessary to carry out the terms of this Agreement, disclose its relationship with the Advisor or the Fund to a proper party, including, but not limited to, a private investment fund manager, administrator, or auditor, and the Investment Consultant may, from time to time, disclose this engagement or the Fund’s investment performance for purposes of full disclosure in response to requests for proposals and other such questionnaires.

This Agreement shall apply to all Confidential Information disclosed whether before or after the Effective Date and shall continue until either party delivers notice of termination to the other party pursuant to Section 8; provided, however, that the provisions of this Section 4 shall remain in effect after termination.

5.    Data Downloads. Certain of the Investment Consultant’s Confidential Information may be provided to the Advisor through electronic means (which include, but are not limited to, email, internal and external websites, and web-based portals that allow the Advisor electronic access to the Investment’s Consultant’s materials (the “Client Portals”)).

In connection with the Investment Consultant providing the Advisor with User Codes for its web-based services and products, the Advisor agrees that: (i) it shall not, nor shall it permit any other person to, remove, modify, exchange, disable, penetrate or otherwise defeat any security devices or security procedures; (ii) it will take all necessary actions to preserve the confidentiality of any User Codes; (iii) it shall restrict access to any User Code to those Representatives who are duly authorized to have such access; (iv) it is responsible for all acts or omissions that occur under any User Code; and (v) it shall notify the Investment Consultant immediately in writing upon the occurrence of any of the following: (1) any such User Code is lost, stolen, or improperly disclosed to a third party; (2) the authority or employment of any person in the Advisor’s organization who has been given access to the User Code has been terminated; (3) the confidentiality of any such User Code has been compromised in any way; or (4) it learns about a possible or actual unauthorized access to and/or use of such Investment Consultant web-based service or product.

For the avoidance of doubt, all software, data or other material available within the Client Portals constitute the Investment Consultant’s confidential and proprietary information for purposes of this Agreement. No act of downloading or otherwise copying from the Client Portals will transfer title to any software, data or material to the Advisor. The Advisor agrees not to use the information for any unlawful purpose and shall comply with any request from the Investment Consultant to protect its or any third-party provider’s rights in the information. The Advisor agrees that it will not rent, lease, lend, sell, resell, sublicense, assign, or permit access to, or otherwise reproduce, duplicate, copy or redistribute data derived from, the services or any part thereof to any third party not expressly permitted in this Agreement. In addition, the services provided by the Investment Consultant may include the ability by the Client to download information in a spreadsheet or other format relating to the funds included in the Client Portals. The data and information derived from such downloads is for internal use exclusively by the Advisor, and may not be disclosed, transmitted, or passed to any third party without the prior written consent of the Investment Consultant. The Advisor agrees not to download, or knowingly permit any third party to download, any data derived from the Client Portals onto computers or other media other than for the purposes contemplated by this Agreement and during the term of this Agreement. The Investment Consultant shall have the right for any reason or no reason to prevent the Advisor from downloading any data or information from the Client Portals. The Advisor agrees not to take any action that imposes or may impose an unreasonable or disproportionately large load on the Investment Consultant’s technical infrastructure, including excessive data downloads. The use of automated means, including without limitation any robot, spider, or scraper, to download excessive amounts of data is strictly prohibited.

The services provided pursuant to this Agreement may also include access to view videos posted on the Client Portals. Such videos are intended for the use of registered users of the Client Portals and use by anyone other than such registered users is strictly prohibited. The Advisor may view and download videos, but only for the purposes outlined in this Agreement. The Advisor may not otherwise distribute, modify, copy, transmit, display, reuse, reproduce, publish, license, create derivative works from, transfer, sell or use such videos without the Investment Consultant’s prior written permission. In particular, and without limiting the foregoing, the Advisor may not show, display, transmit, transfer, sell or otherwise distribute any video to anyone who is not a registered user.

The Advisor acknowledges that any material downloaded or otherwise obtained through the use of the Client Portals is done at the Advisor’s own discretion and risk and that it will be solely responsible for any damage to its computer system or loss of data that results from the download of any such material.

6.    Limits of Liability; Indemnification. The Investment Consultant assumes no responsibility under this Agreement other than to render the Services called for hereunder. It is agreed that the Investment Consultant shall have no responsibility or liability for the accuracy or completeness of the Fund’s Registration Statement under any applicable provisions of federal securities laws.

The Advisor and/or the Fund shall, to the fullest extent legally permissible under the laws of the state of Delaware, as amended from time to time, indemnify and hold harmless the Investment Consultant, its affiliates, and each of their respective directors, members, partners, officers, employees and agents (each, an “Investment Consultant Party” and collectively, the “Investment Consultant Parties”) against and hold the Investment Consultant Parties harmless from any and all losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) (collectively, “Losses”) incurred or suffered in connection with the good faith performance by an Investment Consultant Party of its responsibilities under this Agreement; provided, however, that an Investment Consultant Party will not be indemnified against any liability to which it would otherwise be subject by reason of its willful misfeasance, bad faith, gross negligence, and reckless disregard. The Advisor and/or the Fund shall, upon request of an Investment Consultant Party, advance amounts in connection with the indemnification obligations described herein; provided, however, that if it is later determined by court order that such Investment Consultant Party was not entitled to be indemnified, then such Investment Consultant Party shall promptly reimburse the Advisor and/or the Fund, as applicable, for all advanced amounts. In the event that this indemnification obligation shall be deemed to be unenforceable, whether in whole or in part, such unenforceable portion shall be stricken or modified so as to give effect to this section to the fullest extent permitted by law.

Both parties acknowledge that applicable provisions of federal and state securities laws (and other non-waivable provisions of certain state and federal laws), may impose liabilities under certain circumstances on persons who act in good faith; therefore nothing contained in this Agreement shall constitute a waiver or limitation of liability that either party, or rights that either party may have under such laws.

In no event will any party be liable to the other party for indirect, incidental, special, consequential, exemplary, reliance or punitive damages (including loss of profits, data, business or goodwill, or government fines, penalties, taxes or filing fees), arising out of the Services, regardless of whether either party is advised of the likelihood of such damages.

7.    Duration. This Agreement shall become effective upon the date first above written, provided that this Agreement shall not take effect unless it has first been approved: (i) by a vote of a majority of those Trustees of the Fund who are not “interested persons” (as defined in the Investment Company Act) of any party to this Agreement (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval, and (ii) by vote of a majority of the Fund’s outstanding voting securities. This Agreement shall continue in effect for an initial period of two (2) years from the date of its execution and shall continue annually thereafter only so long as such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval.

8.    Termination. This Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees, including a majority of the Independent Trustees, or by the vote of a majority of the outstanding voting securities of the Fund, on sixty (60) days’ written notice to the Advisor and the Investment Consultant, or by the Advisor or Investment Consultant on sixty (60) days’ written notice to the Fund and the other party. This Agreement will automatically terminate, without the payment of any penalty, (i) in the event of its assignment (as defined in the Investment Company Act), or (ii) in the event the Investment Management Agreement between the Advisor and the Fund is assigned (as defined in the Investment Company Act) or terminates for any other reason. This Agreement will also terminate upon written notice to the other party in the event of (a) material breach of this Agreement by the other party provided that such breach is not cured within fourteen (14) calendar days’ after written notice, or such longer period as the non-violating party may specify in such notice, (b) the bankruptcy or insolvency of the other party, (c) the inability of the other party for regulatory reasons to perform its services under this Agreement or (d) the commencement of winding up or dissolution of the Fund.

9.    Assignment. Any assignment (as that term is defined in the Investment Company Act) of this Agreement made by the Investment Consultant shall result in the automatic termination of this Agreement, as provided in Section 8 hereof. Notwithstanding the foregoing, no assignment shall be deemed to result from any changes in the directors, officers or employees of such Investment Consultant except as may be provided to the contrary in the Investment Company Act or the rules or regulations thereunder.

10.    Amendments. No provision of this Agreement may be changed, waived, discharged or terminated orally, but only by an instrument in writing signed by the party against which enforcement of the change, waiver, discharge or termination is sought. Furthermore, except to the extent permitted by the Investment Company Act or the rules or regulations thereunder or pursuant to exemptive relief granted by the SEC, this Agreement may be amended by the parties only if such amendment, if material, is specifically approved by the vote of a majority of the outstanding voting securities of the Fund ( unless such approval is not required by Section 15 of the Investment Company Act as interpreted by the SEC or its staff or unless the SEC has granted an exemption from such approval requirement) and by the vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval.

11.    Applicable Law. This Agreement shall be construed in accordance with, and governed by, the substantive laws of the State of Delaware, without regard to the principles of the conflict of laws or the choice of laws. To the extent that the laws of the State of Delaware, or any of the provisions in this Agreement, conflict with applicable provisions of the Investment Company Act, the latter shall control.

12.    Interpretation. Any question of interpretation of any term or provision of this Agreement having a counterpart in or otherwise derived from a term or provision of the Investment Company Act shall be resolved by reference to such term or provision of the Investment Company Act and to interpretations thereof, if any, by the United States courts or, in the absence of any controlling decision of any such court, by rules, regulations or orders of the SEC validly issued pursuant to the Investment Company Act. Specifically, the terms “vote of a majority of the outstanding voting securities,” “interested persons,” “assignment,” and “affiliated persons,” as used herein shall have the meanings assigned to them by Section 2(a) of the Investment Company Act. In addition, where the effect of a requirement of the Investment Company Act reflected in any provision of this Agreement is relaxed by a rule, regulation or order of the SEC, whether of special or of general application, such provision shall be deemed to incorporate the effect of such rule, regulation or order.

13.    Representations and Warranties.

(a)    Representations and Warranties of the Investment Consultant. The Investment Consultant hereby represents and warrants to the Advisor and the Fund as follows: (i) the Investment Consultant is a limited liability company duly organized and in good standing under the laws of the State of Delaware and is fully authorized to enter into this Agreement and carry out its duties and obligations hereunder; and (ii) the Investment Consultant is registered as an investment advisor with the SEC under the Advisers Act, and shall maintain such registration in effect at all times during the term of this Agreement. The Investment Consultant represents that it will immediately notify the Advisor as to any changes in its registration status or otherwise legal authority to act in the capacity as an investment consultant. The Investment Consultant represents and warrants that it has financial resources, personnel and organizational means necessary to perform its obligations, including any liability and indemnification contemplated in Section 6, under this Agreement.

The Investment Consultant acknowledges receipt of the Advisor’s Form ADV Part 2A and appropriate 28s, which serves as the Advisor’s brochure under the Adviser’s Act.

Services shall be in compliance with the provisions of the Agreement, the Advisers Act, and other applicable state and federal laws applicable to Investment Consultant.

The Investment Consultant has adopted a written code of ethics complying with the requirements of Rule 17j-1 under the Investment Company Act and Rule 204A-l under the Advisers Act and will provide the Advisor and the Board with a copy of such code of ethics, together with evidence of its adoption upon request. The Investment Consultant will certify quarterly, and as otherwise requested, that the Investment Consultant has complied with the requirements of Rule l 7j- l and Rule 204A-l during the period and that there has been no material violation of the Investment Consultant’s code of ethics or, if such a material violation has occurred, that appropriate action was taken in response to such violation. Upon the written request of the Advisor, the Investment Consultant shall permit the Advisor, its employees or its agents to examine the reports required to be made to the Investment Consultant by Rule l 7j- l (c)(1) and Rule 204A-l (b) and all other records relevant to the Investment Consultant’s code of ethics.

In providing the Services, the Investment Consultant will provide no services, information or guidance with respect to the securities of any individual company (except as it relates to a co- investment opportunity), including the securities of the Advisor. The Investment Consultant shall not provide any accounting or legal advice.

(b)    Representations and Warranties of the Advisor. The Advisor hereby represents and warrants to the Investment Consultant as follows: (i) the Advisor is a limited liability company duly organized and in good standing under the laws of the State of Colorado and is fully authorized to enter into this Agreement and carry out its duties and obligations hereunder; and (ii) the Advisor is registered as an investment advisor with the SEC under the Advisers Act, and shall maintain such registration in effect at all times during the term of this Agreement. The Advisor represents that it will immediately notify the Investment Consultant as to any changes in its registration status or otherwise legal authority to act in the capacity as an investment adviser to its investors. The Advisor represents and warrants that it has financial resources, personnel and organizational means necessary to perform its obligations, including any liability and indemnification contemplated in Section 6, under this Agreement.

The Advisor acknowledges receipt of the Investment Consultant’s Form ADV Part 2A and appropriate 2Bs, which serves as the Investment Consultant’s brochure under the Advisers Act.

The Advisor acknowledges that the Investment Consultant renders investment advisory services for clients other than the Advisor and the Fund. The Advisor understands that the Investment Consultant may give advice and take action in performing its duties to other clients that may differ from advice or the timing or nature of action with respect to the Advisor.

The Advisor further acknowledges that the Investment Consultant cannot predict future activity in the financial markets and that the performance of investment managers retained by the Advisor are subject to various market, currency, economic, political and business risks, and that investment decisions made by these managers may not always be profitable. Thus, there can be no assurance as to any specific level of investment performance of any strategy that the Investment Consultant may recommend.

14.    Severability. If any provision of this Agreement shall be held or made invalid by a court decision, statute, rule or otherwise, the remainder of this Agreement shall not be affected thereby and, to this extent, the provisions of this Agreement shall be deemed to be severable.

15.    Notice. Notices of any kind to be given to the Advisor hereunder by the Investment Consultant shall be in writing and shall be duly given if mailed or delivered to Bow River Advisers, LLC, 205 Detroit St., Suite 800, Denver, CO 80206, Attn: General Counsel or to such other address or to such individual as shall be so specified by the Advisor to the Investment Consultant. Notices of any kind to be given to the Investment Consultant hereunder by the Advisor shall be in writing and shall be duly given if mailed or delivered to Aksia CA LLC, 12760 High Bluff Drive, Suite 120, San Diego, CA 92130, Attn: Jim Vos or at such other address or to such individual as shall be so specified by the Investment Consultant to the Advisor. Notices of any kind to be given to the Fund hereunder by the Investment Consultant shall be in writing and shall be duly given if mailed or delivered to Bow River Advisers, LLC, 205 Detroit St., Suite 800, Denver, CO 80206 Attn: General Counsel, with a copy to Josh Deringer, Faegre Drinker, Biddle & Reath LLP, One Logan Square, Suite 2000, Philadelphia, PA 19103-6996 or to such other address or to such individual as shall be so specified by the Fund to the Investment Consultant. Notices shall be effective upon delivery.

16.    Notice of Certain Changes in Investment Consultant. The Investment Consultant is hereby obligated to promptly notify the Fund and Advisor if there is a material change in the Investment Consultant’s Managing Directors, as defined at the Effective Date, within a reasonable time after such change takes place. No assignment (including, but not limited to, an assignment as defined in the Advisers Act) by either party to this Agreement shall be made without the prior written consent of the other party.

17.    Publicity. Except as expressly provided herein or as approved in writing by the parties, neither party shall make any media or press release or other public announcement or disclosure relating to or referring to this Agreement or the other party without the other party’s prior written consent.

18.    Marketing Relating to Investment Consultant.

(a)    The parties agree that the name of the Investment Consultant, and the names of any of its affiliates, successors-in-interest, officers, managers, members, directors and employees and any derivative or logo or trademark or service mark or trade name of the foregoing are the valuable property of the Investment Consultant and its affiliates. The Advisor and the Fund shall have the right to use such name(s), derivatives, logos, trademarks or service marks or trade names only with the prior written approval of the Investment Consultant; unless the general form and scope of such use have been previously reviewed and approved by the Investment Consultant. Upon termination of this Agreement, the Advisor and the Fund shall cease to use such name(s), derivatives, logos, trademarks or service marks or trade names.

(b)    The Fund and Advisor agree that the Fund and Advisor will only use marketing materials relating to or mentioning the Investment Consultant, its affiliates, successors-in-interest, officers, managers, members, directors and employees if such marketing materials were approved in writing for such use by Investment Consultant prior to use. The Fund and Advisor will review with the Investment Consultant any advertisement, sales literature, or notice prior to its use so that the Investment Consultant may review the context in which it is referred to, it being agreed that the Investment Consultant shall have no responsibility to ensure the adequacy of the form or content of such materials for purposes of the Fund’s or Advisor’s compliance with applicable laws and regulations.

19.    Counterparts. This Agreement may be executed in any number of counterpart signature pages (including facsimile counterparts), each of which shall be deemed an original, and all of which, when taken together, shall constitute one and the same instrument.

[Remainder of page left intentionally blank] [Signature page follows]

IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed as of this 29th day of December.

BOW RIVER ADVISERS, LLC

/s/ Blair E. Richardson
By:	Blair E. Richardson
Title:	Chief Executive Officer

AKSIA CA LLC

/s/ JimVos
By:	JimVos
Title:	CEO

Solely for purposes of Section 6 of this Agreement:

BOW RIVER CAPITAL EVERGREEN FUND

/s/ Jeremy Held
By:	Jeremy Held
Title:	President

[Signature Page for Investment Consulting Agreement]

Schedule 1- Scope of Services

1.	Sourcing, Evaluation and Recommendation

a.	Assist Advisor in sourcing opportunities in secondary fund investments, primary fund commitments, and co-investments in private equity, real assets, private credit and liquid credit strategies (“Preliminary Opportunities”).
b.	Assist Advisor in screening Preliminary Opportunities.
c.	Recommend certain investments for the Fund in consultation with the Advisor (“Recommended Opportunities”), although not all investments made by the Fund will be recommended by the Investment Consultant.
d.	Prepare due diligence reports for Recommended Opportunities (“Due Diligence Materials”). The information included, as well as the format and structure of the Due Diligence Materials may vary over time and shall be based on the specifics of each Recommended Opportunity. An operational due diligence report (“Operational Due Diligence Report”) will only be conducted for Recommended Opportunities relating to primary funds. For all other Recommended Opportunities (e.g., secondaries and co-investments), only a high-level review of certain documents and a media search will be conducted. Any background checks performed will be an expense of the Fund.
e.	Prepare, at the Investment Consultant’s election, high-level, summary diligence reports (“Summary Due Diligence Materials”) for investments not recommended by the Investment Consultant. The information included, as well as the format and structure, of the Summary Due Diligence Materials may vary over time and shall be based on the specifics of each Recommended Opportunity. In the event the Investment Consultant elects to prepare Summary Due Diligence Materials on an investment not recommended by the Investment Consultant, only a high-level review of certain documents and a media search will be conducted, and Operational Due Diligence will only be performed on primary funds, subject to agreed upon deliverable timeframes. Any background checks performed will be an expense of the Fund.
f.	Facilitate communication between the Advisor and general partners of Recommended Opportunities, as needed.
g.	Upon request, provide advice to the Advisor in its commercial investment-related contract negotiations with respect to Recommended Opportunities.

2.	Governance

a.	Participate in an observer capacity on the Fund’s investment committee and participate in investment committee meetings, as needed and mutually agreed upon by both parties. For the purposes of clarity, Advisor and Investment Consultant acknowledge and agree that Investment Consultant shall not have a voting or other decision-making authority relating to the Fund’s investment committee.
b.	Upon request, facilitate communication between the Advisor and general partners with respect to investment valuation.
c.	Upon request and upon mutual agreement, prepare a summary of the Due Diligence Materials for the Fund’s investment committee presentations.

3.	Portfolio Construction

a.	Work with Advisor to develop a model portfolio and pacing model consistent with the Fund’s investment objectives, as needed.
b.	Work with Advisor, to adjust the portfolio and pacing model, as needed.

4.	Ongoing Services

a.	Regular communication with the Advisor including pipeline reviews and quarterly portfolio reviews.
b.	Ad-hoc portfolio management meetings between Investment Consultant and Advisor including discussion of Recommended Opportunities.
c.	Meet with the Fund’s board of trustees at its quarterly meetings.
d.	To the extent the Fund hires a sub-advisor to manage a sleeve of the portfolio, the parties will mutually agree upon the frequency of communication between both parties and the sub-advisor, including annual meetings, which may be more frequent as agreed to by both parties.

5.	Marketing and Distribution Support

a.	Upon request, assist with branding, messaging and other marketing content as it pertains to the Investment Consultant and its role with respect to the Fund.
b.	Upon request and mutual agreement, provide Investment Consultant’s white papers and market commentary.
c.	Participate in Advisor conferences and due diligence events from time to time with sufficient notice, as mutually agreed to with the Investment Consultant.
d.	Provide commercially reasonable field sales support coverage, from time to time with sufficient notice, as mutually agreed to with the Investment Consultant.

6.	Additional Support

a.	Upon request, Investment Consultant will cooperate, on a timely basis, with request for information required from Investment Consultant as an investment consultant to the Advisor and the Fund to facilitate the Fund’s SEC and other regulatory filings.
b.	Upon request, Investment Consultant will provide the Advisor and the Fund with records concerning the Investment Consultant’s activities under this Agreement, which the Fund is required to maintain.
c.	Upon request, Investment Consultant will render regular reports to the Advisor and the Fund concerning the Investment Consultant’s discharge of the foregoing responsibilities.

Schedule 2 - Fees

•	Advisor shall pay Investment Consultant the following asset-based investment consultant fee (“Fee”) based on the Fund’s average daily Managed Assets:

Asset Based Fee	Investment Consultant-Advised Assets of the Bow River Evergreen Fund
37.5 basis points (0.375%)	All Assets

For purposes of calculating the Fee, “Managed Assets” shall be determined in accordance with the Fund’s governing documents as of last day of each calendar month.

The Fee is due and payable monthly within 30 days of the invoice receipt date. Interest at 9% per year will accrue after the invoice date until payment is received. Invoices will be submitted to Advisor on a monthly basis in arrears.

If the Registered Fund’s board of trustees agrees to reduce the fund advisory fee payable to Advisor, the Investment Consultant’s Fee will also be reduced pro-rata in conjunction with the reduction in the fund advisory fee.

14